Summary of Significant Accounting Policies - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - Short-Term Investments [Member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Assets
Short-term investments	¥ 3,427,020	¥ 1,204,901
Fair Value, Inputs, Level 1 [Member]
Assets
Short-term investments	0	0
Fair Value, Inputs, Level 2 [Member]
Assets
Short-term investments	3,427,020	1,204,901
Fair Value, Inputs, Level 3 [Member]
Assets
Short-term investments	¥ 0	¥ 0